Property, Plant, and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment, Net [Abstract]
Schedule of Property, Plant, and Equipment, Net

Property, plant, and equipment, net consist of the following:

	December 31, 2025	December 31, 2024
At Cost:
Land	$72,324	$73,306
Real property and building	8,616,300	8,733,267
Machinery and equipment	4,891,835	4,958,242
Vehicle	56,155	56,918
Construction in progress	28,892	-
Subtotal	13,665,506	13,821,733
Less: Accumulated depreciation	(3,380,937)	(2,528,969)
Total, net	$10,284,569	$11,292,764

Schedule of Depreciation Expenses

Depreciation expenses for the years ended December 31, 2025, 2024 and 2023 were $907,254, $899,091, and $686,724, respectively as follows:

	Years Ended December 31,
	2025	2024	2023
Depreciation expenses-Selling, general and admin	$205,504	$425,056	$221,376
Depreciation-Manufacturing costs (1)	701,750	474,035	465,348
Total	$907,254	$899,091	$686,724

(1)	Represents total depreciation incurred for manufacturing operations, which is capitalized into cost of inventory.